CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current
Cash and cash equivalents	$ 5,781,000	$ 4,675,328	$ 4,451,256
Investment in trading securities, at cost of $3,239,782 (December 31, 2021 - $3,268,618, December 31, 2020 - $1,977,477)	3,497,166	3,373,358	2,345,984
Receivables and other assets	104,791	103,204	100,605
Inventory	795,939	975,270	841,978
Total current assets	10,178,896	9,127,160	7,739,823
Restricted cash	296,322	296,322	296,322
Equipment, net	671,373	600,127	570,375
Mineral properties	734,422	734,422	734,422
TOTAL ASSETS	11,881,013	10,758,031	9,340,942
Current
Accounts payable and accrued liabilities	1,307,165	1,029,140	286,422
Asset retirement obligation	99,514	93,343	140,397
Total current liabilities	1,406,679	1,122,483	426,819
Total liabilities	1,406,679	1,122,483	426,819
Equity
Capital stock Authorized - 250,000,000 common shares with a par value of $0.001 Issued and outstanding 46,446,917 common shares (December 31, 2021 - 46,687,517 common shares, December 31, 2020 - 46,817,017 common shares)	46,447	46,688	46,817
Additional paid in capital	31,838,291	31,770,515	31,998,045
Shares in treasury	(6,892)	(13,294)	(4,857)
Accumulated deficit	(21,345,398)	(21,977,165)	(22,813,141)
Total Xtra-Gold Resources Corp. stockholders' equity	10,532,448	9,826,744	9,226,864
Non-controlling interest	(58,114)	(191,196)	(312,741)
Total equity	10,474,334	9,635,548	8,914,123
TOTAL LIABILITIES AND EQUITY	$ 11,881,013	$ 10,758,031	$ 9,340,942